Schedule of Pre-tax Income (Loss) by Jurisdiction (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Domestic	$ (25,047,740)	$ (25,567,244)
Foreign	(3,513,957)	3,545
Total	$ (28,561,697)	$ (25,563,699)